Discontinued Operations - Assets and Liabilities Disposed (Details) - HKD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations
Cash and cash equivalents	$ 0	$ 69	$ 94,516
Prepaid lease payments		1,527
Prepayment		128
Current assets of discontinued operations	0	1,724
Property, plant and equipment, net		106,966
Prepaid lease payments		13,584
Non-current assets of discontinued operations	0	120,550
Total assets of discontinued operations		122,274
Other payables and accruals		3,676
Current liabilities of disposal liabilities	$ 0	3,676
Total liabilities of disposal liabilities		$ 3,676